Subsequent Events (Details) (USD $)				0 Months Ended					0 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 13, 2012 Old Plank Trail Community Bank [Member]	Jan. 13, 2012 Chicago Trust Company [Member]	Feb. 10, 2012 Barrington Bank [Member]	Feb. 10, 2012 Barrington Bank [Member]	Dec. 31, 2011 Barrington Bank [Member]	Feb. 14, 2012 Lake Forest Bank [Member]	Feb. 14, 2012 Originated On Annual Basis [Member] Lake Forest Bank [Member]	Feb. 14, 2012 Approximate Balance Outstanding [Member] Lake Forest Bank [Member]
Subsequent Event [Line Items]
Date of acquisition agreement				January 13, 2012	January 13, 2012		February 10, 2012		February 14, 2012
Deposits acquired				$ 50,000,000				$ 89,000,000
Loans acquired				4,000,000
Assets under administration					160,000,000
Total assets	15,893,808,000	13,980,156,000	12,215,620,000					94,000,000
Charter National's assets discount rate						4.10%
Premium finance receivables	$ 10,685,332,000	$ 9,506,870,000								$ 600,000,000	$ 230,000,000